INCOME TAXES	12 Months Ended
Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 13 – INCOME TAXES

The net deferred tax asset is comprised of the following:

	December 31,
	2010	2009
Net operating loss carryforwards	$19,390,966	$18,947,823
Share-based compensation	1,288,920	1,000,327
Other	(6,022)	16,736
Valuation allowance	(20,673,864)	(19,964,886)
Deferred Income Tax Asset	$-	$-

Loss before income taxes is comprised of:

	For the Years Ended December 31,
	2010	2009
US Operations	$1,868,502	$4,463,303
Czech Republic Operations	2,757,748	3,119,387
	$4,626,250	$7,582,690

The provision for income taxes differs from the amount that would result from applying the federal statutory rate for the years ended December 31, 2010 and 2009 as follows:

	For the Years Ended December 31,
	2010	2009

Net loss	$4,626,250	$7,582,690

Tax at federal statutory rate (34%)	$(1,572,925)	$(2,578,115)
Effect of lower foreign tax rate	413,658	467,904
Permanent differences	450,289	679,114
Change in valuation allowance	708,978	1,431,097
Provision for Income Taxes	$-	$-
As of December 31, 2010, we had net operating loss carryforwards for U.S. and Czech Republic federal income tax reporting purposes which if unused, will expire in the following years:

	US	Czech Republic
Year	Amount	Amount
2012	$-	$1,387,425
2013	-	5,296,591
2014	-	2,447,321
2015	-	2,563,185
2018	27,080,269	-
2019	1,745,867	-
2020	6,137,725	-
2021	5,251,175	-
2022	1,751,322	-
2023	78,281	-
2024	413,886	-
2025	508,429	-
2026	465,173	-
2027	760,272	-
2028	2,494,690	-
2029	2,121,595	-
2030	1,688,397	-
	$50,497,081	$11,694,522

The utilization of U.S. net operating loss carryforwards may be limited due to the ownership change under the provisions of Internal Revenue Code Section 382. The fiscal years 2007 to 2010 remain open to examination to U.S. Federal authorities and other jurisdictions in the U.S. where we operate. Sendio has paid no income taxes since its inception  and its fiscal years for 2007 to 2010 remain open to examination by Czech tax authorities.